Right-of-Use Assets and Lease Liabilities (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Right-of-Use Assets and Lease Liabilities [Abstract]
Lease term	2 years	3 years
Interest rate	3.00%	3.00%